CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Investment Income
Interest income	$ 1,000,206	$ 546,842
Total Investment Income	1,000,206	546,842
Operating Expenses
Professional fees	198,518	142,808
Payroll	196,442	302,080
Insurance	30,097	24,279
Occupancy	16,812	16,689
Director's fees	30,000	30,000
Interest expense	66,939	0
Other general and administrative	7,010	18,002
Total Operating Expenses	545,818	533,858
Net Investment Gain	454,388	12,984
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	138,770	2,907,999
Net change in unrealized depreciation on investments	(22,047)	(513,250)
Net Realized and Unrealized Gain on Investments	116,723	2,394,749
Net Increase in Net Assets Resulting from Operations Before Taxes	571,111	2,407,733
Provision for Income Taxes	159,000	662,691
Net Increase in Net Assets Resulting from Operations	$ 412,111	$ 1,745,042
Net Increase in Net Assets Resulting from Operations per share:
Basic net income per share	$ 0.04	$ 0.16
Diluted net income per share	$ 0.04	$ 0.16
Weighted-average number of common shares outstanding - basic	10,790,413	10,785,913
Weighted-average number of common shares outstanding - diluted	10,790,413	10,785,913